Benefit Plans And Obligations For Termination Indemnity (Asset Allocation By Category) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 140,240	$ 127,455	$ 126,489
Debt Securities	100.00%	100.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 553
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	66.30%	66.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	33.10%	34.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	0.60%	0.00%
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 140,240
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 553